Consumer Loans, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Consumer Loans	12 Months Ended
Dec. 31, 2014
Consumer Loans Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans [Abstract]
Consumer Loans, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Consumer Loans

4. Consumer Loans, Credit Quality Information and Allowances and Liabilities for Estimated Losses

Consumer loan fee revenue generated from the Company’s consumer loans for the years ended December 31, 2014, 2013 and 2012 was as follows (dollars in thousands):

	Year Ended December 31,
	2014	2013	2012
Interest and fees on short-term loans	$257,169	$389,706	$459,835
Interest and fees on line of credit accounts	305,118	170,496	73,532
Interest and fees on installment loans	246,700	203,924	126,202
Total consumer loan revenue	808,987	764,126	659,569
Other	850	1,197	1,359
Total Revenue	$809,837	$765,323	$660,928

The components of Company-owned consumer loan portfolio receivables at December 31, 2014 and 2013 were as follows (dollars in thousands):

	As of December 31, 2014
	Short-term	Line of Credit	Installment
	Loans	Accounts	Loans	Total
Current loans	$35,688	$110,519	$194,496	$340,703
Delinquent loans:
Delinquent payment amounts(1)	—	3,733	1,469	5,202
Loans on non-accrual status	20,610	4,428	17,616	42,654
Total delinquent loans	20,610	8,161	19,085	47,856
Total consumer loans, gross	56,298	118,680	213,581	388,559
Less: Allowance for losses	(14,324)	(19,749)	(30,875)	(64,948)
Consumer loans, net	$41,974	$98,931	$182,706	$323,611

	As of December 31, 2013
	Short-term	Line of Credit	Installment
	Loans	Accounts	Loans	Total
Current loans	$57,368	$112,969	$160,585	$330,922
Delinquent loans:
Delinquent payment amounts(1)	—	4,146	1,724	5,870
Loans on non-accrual status	23,385	8,687	16,921	48,993
Total delinquent loans	23,385	12,833	18,645	54,863
Total consumer loans, gross	80,753	125,802	179,230	385,785
Less: Allowance for losses	(20,466)	(29,244)	(32,608)	(82,318)
Consumer loans, net	$60,287	$96,558	$146,622	$303,467

(1)

Represents the delinquent portion of installment loans and line of credit account balances for customers that have only missed one payment. See Note 3 “Significant Accounting Policies-Current and Delinquent Consumer Loans” for additional information.

Changes in the allowance for losses for the Company-owned loans and the liability for estimated losses on the Company’s guarantees of third-party lender-owned loans through the CSO programs for the years ended December 31, 2014, 2013 and 2012 were as follows (dollars in thousands):

	Year Ended December 31, 2014
	Short-term	Line of Credit	Installment
	Loans	Accounts	Loans	Total
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$20,466	$29,244	$32,608	$82,318
Cost of revenue	70,382	92,461	104,415	267,258
Charge-offs	(105,129)	(119,428)	(129,466)	(354,023)
Recoveries	28,785	17,943	23,619	70,347
Effect of foreign currency translation	(180)	(471)	(301)	(952)
Balance at end of period	$14,324	$19,749	$30,875	$64,948
Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,047	$—	$—	$2,047
(Decrease) increase in liability	(472)	—	1	(471)
Balance at end of period	$1,575	$—	$1	$1,576

	Year Ended December 31, 2013
	Short-term	Line of Credit	Installment
	Loans	Accounts	Loans	Total
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$41,942	$12,565	$27,845	$82,352
Cost of revenue	136,534	72,308	106,787	315,629
Charge-offs	(192,504)	(63,001)	(116,853)	(372,358)
Recoveries	34,796	6,714	14,544	56,054
Effect of foreign currency translation	(302)	658	285	641
Balance at end of period	$20,466	$29,244	$32,608	$82,318
Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,624	$—	$—	$2,624
Decrease in liability	(577)	—	—	(577)
Balance at end of period	$2,047	$—	$—	$2,047

	Year Ended December 31, 2012
	Short-term	Line of Credit	Installment
	Loans	Accounts	Loans	Total
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$42,880	$3,723	$12,451	$59,054
Cost of revenue	176,701	36,251	75,182	288,134
Charge-offs	(210,557)	(31,399)	(65,493)	(307,449)
Recoveries	31,675	3,990	5,174	40,839
Effect of foreign currency translation	1,243	—	531	1,774
Balance at end of period	$41,942	$12,565	$27,845	$82,352
Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,284	$—	$—	$2,284
Increase in liability	340	—	—	340
Balance at end of period	$2,624	$—	$—	$2,624

In connection with its CSO programs, the Company guarantees consumer loan payment obligations to unrelated third-party lenders for short-term and installment loans and is required to purchase any defaulted loans it has guaranteed. The guarantee represents an obligation to purchase specific loans that go into default. As of December 31, 2014 and 2013, the amount of consumer loans guaranteed by the Company was $36.3 million and $41.4 million, respectively, representing amounts due under consumer loans originated by third-party lenders under the CSO programs. The estimated fair value of the liability for estimated losses on consumer loans guaranteed by the Company of $1.6 million and $2.0 million as of December 31, 2014 and 2013, respectively, is included in “Accounts payable and accrued expenses” in the consolidated balance sheets.